Loss per share - Reconciliation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss for the year	¥ (1,171,165)	$ (183,780)	¥ (220,288)	¥ (510,387)
Net loss	(1,202,997)	(188,775)	(221,375)	(510,387)
Net loss attributable to noncontrolling interests	¥ 31,832	$ 4,995	1,087
Accretion to preferred share redemption value				(116,308)
Deemed dividend to preferred shareholder				(642,174)
Numerator for basic and diluted net loss per share calculation			¥ (220,288)	¥ (1,268,869)
Denominator:
Weighted average number of ordinary shares | shares	2,022,446,988	2,022,446,988	1,993,326,758	1,087,910,999
Denominator for basic and diluted net loss per share calculation | shares	2,022,446,988	2,022,446,988	1,993,326,758	1,087,910,999
Net loss per ordinary share:
- Basic (in dollars per share) | (per share)	¥ (0.58)	$ (0.09)	¥ (0.11)	¥ (1.17)
- Diluted (in dollars per share) | (per share)	¥ (0.58)	$ (0.09)	¥ (0.11)	¥ (1.17)
Class A ordinary shares
Numerator:
Net loss	¥ (1,202,997)
Net loss attributable to noncontrolling interests	31,832
Numerator for basic and diluted net loss per share calculation	¥ (1,171,165)
Denominator:
Weighted average number of ordinary shares | shares	2,022,446,988	2,022,446,988
Denominator for basic and diluted net loss per share calculation | shares	2,022,446,988	2,022,446,988
Net loss per ordinary share:
- Basic (in dollars per share) | ¥ / shares	¥ (0.58)